Goodwill - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022
Goodwill
Impairment charges	$ 0	$ 463,500	$ 851,500	$ 1,314,952